ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS [Text Block]
NOTE 19 -	ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS

A.	Additional information on revenue:

	Year ended December 31,
	2024	2023	2022

Cannabis products	$51,355	$44,246	$48,384
Other products	2,696	4,558	5,951

	$54,031	$48,804	$54,335

(*)          All products are sold through one reporting unit. See also Note 23 below.

B.	Cost of revenue:

	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$453	$457	$759
Materials	40,517	36,265	36,738
Write-off	3,878	-	-
Professional fees	519	418	202
Depreciation	7	7	55
Miscellaneous	206	827	5,290

	$45,580	$37,974	$43,044

C.	Selling and marketing expenses:

	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$3,455	$5,677	$6,398
Advertising	832	1,568	2,075
Professional fees	13	36	66
Depreciation	1,627	2,325	1,941
Miscellaneous	1,142	1,182	993

	$7,069	$10,788	$11,473

D.	General and administrative expenses:

	Year ended December 31,
	2024	2023	2022

Salaries and related expenses	$2,218	$2,314	$4,027
Insurance	1,321	1,847	1,566
Professional fees, net (*)	2,022	4,095	4,689
Depreciation	550	669	819
Impairment	-	-	3,905
Miscellaneous	1,907	2,083	6,454

	$8,018	$11,008	$21,460

(*)	Includes management fee incurred indirectly through an entity controlled by the main shareholder. See Note 24B below.
E.	Restructuring expenses:

On April 6, 2022, Focus closed the “Sde Avraham”, cultivation facility in Israel, resulting restructuring expenses related to impairment of property, plant and equipment, biological assets and right of use asset and liabilities, in the total amount of $4,383.

On March 8, 2023, the Company announced its strategy plan in Israel in order to strengthen its focus on core activities and drive efficiencies to realize sustainable profitability. The Company reduced its workforce in Israel across all functions (including executives). All actions associated with the workforce reduction were completed by the mid of 2023, subject to applicable Israeli law. Thus, the Company recorded restructuring expenses for the year ended December 31, 2023 related mainly to salaries to employees in the amount of $617.

F.	Other expenses:

1.	Oranim Plus Pharm Ltd.

On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim for an aggregate consideration of approximately NIS 11,900 thousand (approximately $4,900), comprised of NIS 5,200 thousand (approximately $2,100) paid in cash upon signing, NIS 5,200 thousand (approximately $2,100) to be paid in cash on the first quarter of 2023 and NIS 1,500 thousand (approximately $700) through issuance of common shares.

In addition, a “Put” option and a “Call” option were agreed between the parties accordingly the seller had a sole "Put" option to sell the remaining shares any time, and the Company had a sole “Call” option to purchase the remaining shares of the seller any time, over a period of 36 months. The value of Oranim shall be determined within 30 days from exercise notice by one of the parties. The “Put” option exercise price in the first 12 months had a 15% discount and the "Call" option exercise price had an extra 15% to the agreed value. Over the next 12 months the discount or the extra payment for the “Put” option and for the “Call” option were 10% each and for the last 12 months 2.5% each. Due to the above "Put" option, the non-controlling interests were classified as financial liability and were not accorded for to their shares in the subsidiary (see Note 3R above).

In 2021, the Company paid an amount of NIS 5,200 thousand (approximately $2,100). In 2022, the Company issued 4,184 common shares (see also Note 18B3 above).

In April 2023, an amendment was signed under which the remaining amount shall be paid in six equal installments by February 2024. However, such amount was not paid.

As of December 31, 2023, the Company had an outstanding accrued consideration payable to Oranim's former shareholder amounted to $2,097 and liability which represents the full discounted amount of the exercise price of the Put option amounted to $2,697, while the fair value of the "Call" option held by the Company was determined to be zero, as the exercise price at any time was higher than the fair value of the target shares.

Through a new amendment signed January 10, 2024, all remaining unpaid installments were postponed to April 15, 2024 and shall accrue an interest charge at a rate of 15%. Failure to meet the remaining unpaid installments will result in the transfer of the rights in Oranim (51%) back to the seller, along with the revocation of the transaction.

On April 15, 2024, the parties mutually agreed to terminate the transaction according to which the Company's obligations for the remaining consideration were cancelled and the Company's "Call" option and the seller "Put" option were expired. As a result, the Company transferred its rights in Oranim (51%) back to the seller. Consequently, the Company recorded expenses amounting to $2,734 as a result of deconsolidation of the financial results of Oranim.

1.	Oranim Plus Pharm Ltd.

The assets and liabilities of Oranim (including the related liabilities) included in the consolidated statement of financial position as of December 31, 2023, and immediately prior to the deconsolidation on April 15, 2024, are as follows:

	April 15,	December 31,
	2024	2023
ASSETS

CURRENT ASSETS:
Cash	$346	$308
Trade receivables	1,324	1,289
Other current assets	759	761
Inventory	837	725
	3,266	3,083

NON-CURRENT ASSETS:
Property, plant and equipment, net	783	802
Right-of-use assets, net	533	565
Intangible assets, net	1,414	1,575
Goodwill	3,499	3,455
	6,229	6,397

Total assets	$9,495	$9,480

LIABILITIES

CURRENT LIABILITIES:
Trade payables	$1,597	$1,477
Other current liabilities	166	230
Current maturities of operating lease liabilities	155	152
	1,918	1,859

NON-CURRENT LIABILITIES:
Operating lease liabilities	372	406
Deferred tax liability, net	326	364
	698	770

Total liabilities	$2,616	$2,629

Purchase consideration payable	$2,172	$2,097
Put option liability	$1,973	$2,697

2.	Panaxia

On June 30, 2023, an entity responsible for operating the Israeli medical cannabis distribution licensed center that was acquired within the Panaxia Transaction, ceased its operations at the licensed trading house located in Lod, Israel. Consequently, the Company transitioned the operation that was conducted through IMC Pharma to third-party entities and to its own trading house. During the year ended December 31, 2024, the Company recorded a goodwill impairment of $495 related to Panaxia activity.